Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000232947 | U.S. Treasury Notes,08/15/2030,0.625,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232947 | U.S. Treasury Notes,05/15/2030,0.625,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232947 | U.S. Treasury Notes,11/15/2030,0.875,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232947 | DoubleLine Emerging Markets Local Currency Bond Fund,,0,I
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232947 | DoubleLine Global Bond Fund,,0,I
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232947 | U.S. Treasury Bonds,11/15/2040,1.375,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232947 | U.S. Treasury Bonds,05/15/2040,1.125,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232947 | FHLMC UMBS,06/01/2053,5.5,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232947 | OBX Trust,01/25/2066,5.3210016,A1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232947 | Verus Securitization Trust,10/25/2067,5.5263888,M1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232947 | Government
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000232947 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000232947 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000232947 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232947 | A
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000232947 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000232947 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232947 | B
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232947 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232947 | Unrated Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232947 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232947 | Other Sec
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000232947 | U.S. Government and Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000232947 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000232947 | U.S. Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000232947 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000232947 | Foreign Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000232947 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000232947 | Non-Agency Commercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232947 | Affiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232947 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232947 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232947 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232947 | Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232947 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232948 | Amazon.com, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	5.70%
C000232948 | Tesla, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	4.70%
C000232948 | Meta Platforms, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000232948 | Eli Lilly & Co.,,0,
Holdings [Line Items]
Percent of Total Investments	3.40%
C000232948 | Johnson & Johnson,,0,
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232948 | Alphabet, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232948 | Welltower, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232948 | Prologis, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232948 | Alphabet, Inc.,,0,C
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232948 | AbbVie, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	1.80%
C000232948 | Other Sect
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232948 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000232948 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000232948 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000232948 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000232948 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232948 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232948 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241667 | FNMA ACES,01/25/2034,4.45,1A1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241667 | FNMA,05/01/2030,4.78,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241667 | FNMA, Other,01/01/2029,5,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241667 | MF1 LLC,02/18/2041,5.12253,ASFX
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241667 | FNMA,06/01/2029,4.93,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241667 | GPMT Ltd.,12/15/2036,5.1394284,A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241667 | Wells Fargo Commercial Mortgage Trust,07/15/2058,5.59,A3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241667 | FNMA,04/01/2029,4.82,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241667 | Wells Fargo Commercial Mortgage Trust,04/15/2059,4.893,A1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241667 | BANK5,02/15/2029,5.702,A3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241667 | Agency
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000241667 | AAA
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000241667 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241667 | A
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241667 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241667 | Other Sec
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000241667 | U.S. Government and Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000241667 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241667 | Non-Agency Commercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000241667 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000241667 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241668 | FNMA/FHLMC UMBS, 30 Year, Single Family,04/25/2056,5,
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241668 | FNMA/FHLMC UMBS, 30 Year, Single Family,04/25/2056,2,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241668 | FNMA UMBS,01/01/2051,2,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241668 | FNMA UMBS,11/01/2051,2,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241668 | FNMA UMBS,09/01/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241668 | FNMA REMICS,10/25/2054,4.6118988,FA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241668 | FNMA UMBS,03/01/2052,2.5,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241668 | FHLMC UMBS,01/01/2055,5,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241668 | FHLMC UMBS,12/01/2051,2.5,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241668 | FNMA UMBS,06/01/2051,2.5,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241668 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241668 | Agency
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000241668 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241668 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241668 | A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241668 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000241668 | Other
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)
C000241668 | Other Sec
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000241668 | U.S. Government and Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000241668 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000241668 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247709 | U.S. Treasury Bills,06/11/2026,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000247709 | U.S. Treasury Bills,07/21/2026,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000247709 | U.S. Treasury Bills,04/14/2026,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247709 | U.S. Treasury Bills,04/30/2026,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247709 | U.S. Treasury Bills,06/23/2026,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247709 | JPMorgan U.S. Government Money Market Fund - Class IM,,3.600,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247709 | U.S. Treasury Bills,05/14/2026,0.00001,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247709 | Goldman Sachs plc - USD Treasury Liquid Reserves Fund,,3.526,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247709 | JPMorgan Liquidity Funds - JPM USD Treasury CNAV Fund,,3.4877,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247709 | Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000247709 | Cash
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247709 | Commodity_Energy
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000247709 | Commodity_Agriculture
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000247709 | Commodity_Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000247709 | Commodity_Livestock
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247709 | Commodity_Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247710 | Avis Budget Group, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247710 | Par Pacific Holdings, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247710 | APA Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247710 | PBF Energy, Inc.,,0,A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Dell Technologies, Inc.,,0,C
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Dow, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Delek US Holdings, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Caesars Entertainment, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Murphy USA, Inc.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | HF Sinclair Corp.,,0,
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247710 | Other Sect
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247710 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000247710 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247710 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000247710 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247710 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000247710 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247710 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247710 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000247710 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000247710 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247710 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247710 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255273 | Bain Capital Credit CLO,07/19/2031,6.6176316,DR
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255273 | Verus Securitization Trust,06/25/2070,7.0580016,B1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255273 | MFA Trust,11/25/2070,5.8889988,M1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255273 | Verus Securitization Trust,07/25/2070,6.8659992,B1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255273 | PRPM Trust,05/25/2070,6.8934996,B1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255273 | EFMT,05/26/2070,7.4981448,B2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255273 | Verus Securitization Trust,10/27/2070,7.377,B2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255273 | Morgan Stanley Residential Mortgage Loan Trust,07/25/2070,7.0667352,B1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255273 | New Residential Mortgage Loan Trust,11/25/2065,6.6003156,B1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255273 | Verus Securitization Trust,11/25/2070,6.4069992,B1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255273 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255273 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000255273 | Below Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000255273 | Unrated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255273 | Other Sec
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000255273 | U.S. Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000255273 | Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000255273 | Foreign Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255273 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255273 | Non-Agency Commercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000255273 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000255273 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255273 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000255273 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000257761 | Upstart Securitization Trust,11/20/2035,4.56,A2
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000257761 | SoFi Consumer Loan Program Trust,12/26/2035,4.44,B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000257761 | RCKT Trust,07/25/2034,4.9,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000257761 | Stellantis Financial Underwritten Enhanced Lease Trust,08/20/2030,4.44,C
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257761 | Upstart Securitization Trust,09/20/2035,4.6,A2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257761 | EWC Master Issuer LLC,03/15/2052,5.5,A2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257761 | GreenSky Home Improvement Issuer Trust,12/27/2060,4.52,A3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257761 | Bridgecrest Lending Auto Securitization Trust,08/15/2028,4.67,A3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257761 | MAPS Trust,01/15/2051,6.129,B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000257761 | Hilton Grand Vacations Trust,10/25/2044,4.9,B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000257761 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000257761 | AA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000257761 | A
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000257761 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000257761 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257761 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.30%